Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies
Schedule of the impact of adoption of new revenue standard

	Year ended December 31, 2018
		Adjustments
			Barter
	ASC 605	VAT	Transaction	ASC 606
	($ In thousands)
Total revenues	1,703,644	(95,470)	110,344	1,718,518
Costs and expenses
Cost of revenues	373,118	(95,470)	—	277,648
Sales and marketing	418,004	—	109,420	527,424
Income from operations	608,340	—	924	609,264

Schedule of disaggregated revenue

	Year Ended December 31,
	2016	2017	2018
	(In thousands)
Advertising and marketing revenues	$570,982	$996,745	$1,499,180
Value-added services revenues	84,818	153,309	219,338
Total revenues	$655,800	$1,150,054	$1,718,518